Balance Sheet Information (GEN-PROBE INCORPORATED [Member])	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Balance Sheet Information
Note 3.	Balance Sheet Information

The following tables provide details of selected balance sheet line items as of June 30, 2012 and December 31, 2011 (in thousands):

Inventories

	June 30,	December 31,
	2012	2011
Raw materials and supplies	$24,634	$19,429
Work in process	29,341	27,464
Finished goods	36,914	30,993

Inventories	$90,889	$77,886

Property, Plant and Equipment, Net

	June 30,	December 31,
	2012	2011
Land	$19,360	$19,355
Building	78,317	80,005
Machinery and equipment	220,099	213,729
Building improvements	64,830	60,628
Furniture and fixtures	22,465	21,790
Construction in-progress	1,099	2,789

Property, plant and equipment, at cost	406,170	398,296
Less: accumulated depreciation and amortization	(228,563)	(222,215)

Property, plant and equipment, net	$177,607	$176,081

Purchased Intangibles

	June 30, 2012		December 31, 2011
	Gross	Accumulated Amortization	Gross	Accumulated Amortization
Customer relationships	$76,765	$(18,824)	$77,326	$(15,723)
Developed technology	60,706	(39,432)	59,206	(38,292)
Trademarks	10,551	(1,715)	10,817	(1,487)
Trade names	7,300	(618)	7,300	(435)
In-process research and development	6,407	—	7,907	—

Total purchased intangibles	$161,729	$(60,589)	$162,556	$(55,937)

License, Manufacturing Access Fees and Other Assets, Net

	June 30,	December 31,
	2012	2011
License and manufacturing access fees	$68,889	$67,906
Investment in Qualigen, Inc.	5,404	5,404
Investment in DiagnoCure, Inc.	5,000	5,000
Investment in Roka Bioscience, Inc.	4,705	4,705
Other assets	11,748	11,257

License, manufacturing access fees and other assets, at cost	95,746	94,272
Less: accumulated amortization	(35,995)	(32,534)

License, manufacturing access fees and other assets, net	$59,751	$61,738

Other Accrued Expenses

	June 30,	December 31,
	2012	2011
Research and development	$4,578	$3,554
Professional fees	3,902	1,148
Royalties	2,812	3,047
Marketing and sales	1,455	1,261
Other	3,229	3,836

Other accrued expenses	$15,976	$12,846

Note 6.	Balance Sheet Information

The following tables provide details of selected balance sheet items (in thousands):

Inventories

	December 31, 2011	December 31, 2010
Raw materials and supplies	$19,429	$16,915
Work in process	27,464	21,446
Finished goods	30,993	28,055

Inventories	$77,886	$66,416

Property, Plant and Equipment

	December 31, 2011	December 31, 2010
Land	$19,355	$19,287
Building	80,005	80,010
Machinery and equipment	213,729	195,927
Building improvements	60,628	48,217
Furniture and fixtures	21,790	21,999
Construction in-progress	2,789	1,855

Property, plant and equipment, at cost	398,296	367,295
Less: accumulated depreciation and amortization	(222,215)	(206,432)

Property, plant and equipment, net	$176,081	$160,863

Other Accrued Expenses

	December 31, 2011	December 31, 2010
Royalties	$3,047	$3,978
Research and development	3,454	3,385
Professional fees	1,148	1,182
Marketing	1,261	1,177
Interest	200	233
Warranty	137	373
Other	3,599	3,607

Other accrued expenses	$12,846	$13,935